Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	May 22, 2024 shares	Feb. 15, 2024 USD ($) $ / shares shares	Feb. 13, 2024 USD ($)	Feb. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2024 ₪ / shares
Shareholders’ Equity [Line Items]
Aggregate gross proceeds (in Dollars) | $					$ 12,286	$ 6,695
Shares issuable					7,211,280
Reverse share split					5:1
Convertible advance investment amounts (in Dollars) | $						$ 4,571
Changes in the fair value (in Dollars) | $					$ 269
Exercise price per share (in Dollars per share) | $ / shares							$ 1.83
Dividends (in Dollars) | $					$ 7
Direct and incremental costs (in Dollars) | $			$ 1,514
Warrant [Member]
Shareholders’ Equity [Line Items]
Ordinary shares				97,500
Exercise price per share (in Dollars per share) | $ / shares		$ 8.75		$ 5
Additional ordinary shares				292,500
Public offering shares		98,565
Term		5 years
Class of Warrant or Right, Date from which Warrants or Rights Exercisable		Aug. 10, 2024
Minimum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital					22,000,000
Exercise price per share (in Dollars per share) | $ / shares					$ 1.47	$ 1.48
Maximum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital					222,000,000
Exercise price per share (in Dollars per share) | $ / shares					$ 5.02	$ 4
Convertible Preferred Shares [Member]
Shareholders’ Equity [Line Items]
Shares issuable					1
Convertible Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issuable					2
Convertible advance investment amounts (in Dollars) | $					$ 3,657
Convertible advance investment shares					1,142,856
Conversion price per share (in Dollars per share) | $ / shares					$ 3.2
Conversion percentage					80.00%
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares	1,000,000
Public offering price per share | ₪ / shares								₪ 0.01
Ordinary shares, reverse share split					5
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares				1,950,000	63,931
Public offering price per share | $ / shares				$ 4
Aggregate gross proceeds (in Dollars) | $		$ 12,000		$ 7,800
Initial public offering (in Dollars) | $					$ 1,418
Capitalized deferred offering costs amount (in Dollars) | $					$ 313
Public offering shares		1,714,200
Offering price per share (in Dollars per share) | $ / shares		$ 7
IPO [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share) | $ / shares					$ 5.12
IPO [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share) | $ / shares					$ 4
Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Public offering price per share | ₪ / shares								₪ 0.05
Ordinary shares, reverse share split					1
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Aggregate gross proceeds (in Dollars) | $			$ 1,800
Public offering shares		257,100
IBI [Member]
Shareholders’ Equity [Line Items]
Ordinary shares					31,189